Loan Receivables - Schedule of Aging of Loan Receivables (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing	[1]		$ 514,560
30 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing			46,653
31 days to 60 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing			217,911
61 days to 210 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing			221,556
211 days to 240 days [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing			28,440
241 days to 1 year [Member]
Schedule of Aging of Loan, Advances and Financing Past Due of Average Credit Period [Line Items]
Aging of loan, advances and financing

[1]	These amounts are stated before any deduction for provision for allowance for ECL and are not secured by any collateral or credit enhancements.